Supplemental disclosure of cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flow Statement [Abstract]
Issuance of shares to settle compensatory awards	$ 3,951	$ 2,505